UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4632

The European Equity Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

THE EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2008 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES - 31.0%
	CHEMICALS - 7.9%
52,000	BASF	$2,465,073
20,000	K + S	1,366,395
33,000	Linde	3,498,634
7,000	Wacker Chemie	986,661
		8,316,763
	CONSTRUCTION & ENGINEERING - 0.8%
16,000	Bauer	797,813
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
15,000	Deutsche Boerse	1,345,677
	ELECTRIC UTILITIES - 5.0%
104,000	E.ON	5,197,470
	ELECTRICAL EQUIPMENT - 3.2%
25,000	SGL Carbon*	957,937
38,000	Solarworld	1,569,753
10,000	Vestas Wind Systems*	848,829
		3,376,519
	INDUSTRIAL CONGLOMERATES - 3.5%
22,000	Rheinmetall	1,172,392
27,500	Siemens	2,539,692
		3,712,084
	INSURANCE - 3.0%
23,000	Allianz	3,110,403
	INTERNET SOFTWARE & SERVICES - 0.9%
85,000	United Internet	904,984
	PHARMACEUTICALS - 2.1%
30,000	Bayer	2,182,748
	REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
57,000	IVG Immobilien	543,622
	SOFTWARE - 1.2%
22,000	Software AG	1,235,430
	Total Common Stocks (cost $34,927,059)	30,723,513

Shares	Description	Value(a)
	PREFERRED STOCK - 1.6%
	HEALTHCARE EQUIPMENT & SUPPLIES - 1.6%
24,000	Fresenius (cost $783,786)	$1,725,635
	Total Investments in German Securities (cost $35,710,845)	32,449,148
INVESTMENTS IN FRENCH COMMON STOCKS - 21.3%
	COMMERCIAL BANKS - 2.7%
30,000	BNP Paribas	2,784,479
	CONSTRUCTION MATERIALS - 1.0%
10,000	Lafarge	1,036,454
	ELECTRICAL EQUIPMENT - 0.8%
12,000	Alstom	889,365
	ENERGY EQUIPMENT & SERVICES - 0.9%
30,000	Compagnie Generale de Geophysique-Veritas*	932,935
	FOOD PRODUCTS - 3.3%
50,000	Groupe Danone	3,511,500
	INSURANCE - 5.2%
170,100	AXA	5,470,130
	MULTI-UTILITIES - 1.4%
28,623	Suez	1,467,441
	OIL, GAS & CONSUMABLE FUELS - 4.1%
71,600	Total	4,282,244
	TEXTILE, APPAREL & LUXURY GOODS - 1.9%
23,000	LVMH Moet Hennessy Louis Vuitton	1,994,883
	Total Investments in French Common Stocks (cost $25,435,736)	22,369,431

Shares	Description	Value(a)
INVESTMENTS IN SPANISH COMMON STOCKS - 12.6%
	BIOTECHNOLOGY - 1.2%
51,000	Grifols	$1,289,423
	CONSTRUCTION & ENGINEERING - 1.0%
24,000	Tecnicas Reunidas	1,005,918
	DIVERSIFIED TELECOMMUNICATION SERVICES - 5.8%
260,000	Telefonica	6,131,641
	ELECTRIC UTILITIES - 2.4%
250,000	Iberdrola	2,507,211
	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.8%
200,000	Iberdrola Renovables*	859,615
	IT SERVICES - 1.4%
61,000	Indra Sistemas	1,437,721
	Total Investments in Spanish Common Stocks (cost $13,998,532)	13,231,529
INVESTMENTS IN ITALIAN COMMON STOCKS - 7.6%
	COMMERCIAL BANKS - 3.8%
730,000	Intesa Sanpaolo	3,942,501
	CONSTRUCTION & ENGINEERING - 0.9%
60,000	Trevi Finanziaria	975,916
	ENERGY EQUIPMENT & SERVICES - 0.8%
30,000	Saipem	881,106
	MULTI-UTILITIES - 2.1%
600,000	UniCredito Italiano SpA	2,189,069
	Total Investments in Italian Common Stocks (cost $12,518,779)	7,988,592

Shares	Description	Value(a)
INVESTMENTS IN DUTCH COMMON STOCKS - 5.7%
	CONSTRUCTION & ENGINEERING - 2.4%
27,000	Boskalis Westminster	$1,257,567
38,000	Grontmij	1,238,295
		2,495,862
	ENERGY EQUIPMENT & SERVICES - 1.3%
23,000	Fugro	1,339,075
	INSURANCE - 2.0%
250,000	Aegon	2,177,130
	Total Investments in Dutch Common Stocks (cost $7,949,032)	6,012,067
INVESTMENTS IN SWISS COMMON STOCKS - 4.9%
	CAPITAL MARKETS - 2.1%
135,000	UBS AG*	2,222,708
	INSURANCE - 1.0%
20,000	Swiss Reinsurance	1,082,768
	LIFE SCIENCES TOOLS & SERVICES - 1.8%
15,000	Lonza Group	1,867,642
	Total Investments in Swiss Common Stocks (cost $5,640,560)	5,173,118
INVESTMENTS IN GREEK COMMON STOCKS - 4.0%
	COMMERCIAL BANKS - 4.0%
145,000	Bank of Cyprus, Ltd.	1,124,242
70,176	EFG Eurobank	1,251,829
46,800	National Bank of Greece	1,840,588
		4,216,659
	Total Investments in Greek Common Stocks (cost $6,196,650)	4,216,659

Shares	Description	Value(a)
INVESTMENTS IN FINNISH COMMON STOCKS - 3.2%
	AUTO COMPONENTS - 0.7%
33,000	Nokian Renkaat	78,710
	ELECTRIC UTILITIES - 2.5%
78,000	Fortum	2,583,397
	Total Investments in Finnish Common Stocks (cost $4,239,212)	3,362,107
INVESTMENTS IN AUSTRIAN COMMON STOCKS - 2.3%
	DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
90,000	Telekom Austria	1,566,269
	TRANSPORTATION INFRASTRUCTURE - 0.8%
13,000	Flughafen Wien	811,831
	Total Investments in Austrian Common Stocks (cost $4,054,731)	2,378,100
INVESTMENTS IN NORWEGIAN COMMON STOCKS - 1.6%
	COMMERCIAL BANKS - 0.7%
100,000	DnB NOR	750,786
	ENERGY EQUIPMENT & SERVICES - 0.9%
60,000	Aker Solutions ASA	947,614
	Total Investments in Norwegian Common Stocks (cost $3,128,549)	1,698,400

Shares	Description	Value(a)
INVESTMENTS IN PORTUGUESE COMMON STOCKS - 1.6%
	OIL, GAS & CONSUMABLE FUELS - 1.6%
100,000	Galp Energia (cost $2,304,198)	1,634,954
	Total Investments in Common and Preferred Stocks - 95.8% (cost $121,176,824)	100,514,105
CASH EQUIVALENTS - 0.0%
8,820	Cash Management QP Trust, 2.38%(b) (cost $8,820)	8,820
	Total Investments - 95.8% (cost $121,185,644)	100,522,925
	Other Assets and Liabilities, Net - 4.2%	4,377,315
	NET ASSETS - 100.0%	$104,900,240

*  Non-income producing security.

(a)  Values stated in US dollars.

(b)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund's policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$100,522,925
Level 2	-
Level 3	-
Total	$100,522,925

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund's fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

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By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008